Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000230760 [Member] | United States Treasury Bill 4 4 15 1 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000230760 [Member] | United States Treasury Bill 4 316 2 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000230760 [Member] | United States Treasury Bill 4 162 3 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230760 [Member] | United States Treasury Note 2 875 5 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230760 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230760 [Member] | United States Treasury Note 4 125 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230760 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230760 [Member] | United States Treasury Bill 4 142 1 16 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230760 [Member] | United States Treasury Bill 4 165 1 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230760 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230760 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000230760 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230760 [Member] | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230760 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230760 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000230762 [Member] | United States Treasury Bill 4 4 15 1 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000230762 [Member] | United States Treasury Bill 4 316 2 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000230762 [Member] | United States Treasury Bill 4 162 3 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230762 [Member] | United States Treasury Note 2 875 5 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230762 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230762 [Member] | United States Treasury Note 4 125 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230762 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230762 [Member] | United States Treasury Bill 4 142 1 16 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230762 [Member] | United States Treasury Bill 4 165 1 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230762 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230762 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230762 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000230762 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230762 [Member] | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230762 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230762 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%